Other financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Non-current
Equity Investment		$ 3,309	$ 3,372
Related parties (Note 27)		2,494	2,339
Non-current financial assets		5,803	5,711
Current
Current financial assets		83,754	80,979
Other financial assets at fair value through profit or loss
Non-current
Equity Investment	[1]	3,309	3,372
Current
Corporate Bonds		12,698	21,391
Treasury bills		0	11,872
Related parties		4,643	4,744
Current financial assets		17,341	38,007
Other financial assets at amortized cost
Non-current
Related parties (Note 27)		2,494	2,339
Current
Related parties (Note 27)		9,930	13,569
Time Deposits		0	24,400
Treasury bills		56,483	4,946
Other		0	57
Current financial assets		$ 66,413	$ 42,972

[1]	As of December 31, 2019 and 2018 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.